Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES
18.	INCOME TAXES

a)	Provision for Income Taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2020	2019	2018
	($)	($)	($)
Loss for the year	(9,271,160)	(9,627,605)	(9,373,171)

Expected income tax (recovery)	(2,503,000)	(2,599,000)	(2,531,000)
Change in statutory, foreign tax, foreign exchange rates and other	369,000	528,000	(96,000)
Permanent differences	541,000	345,000	180,000
Share issue costs	-	(154,000)	(121,000)
Adjustment to prior years provision versus statutory tax returns	(47,000)	4,157,000	(1,026,000)
Change in unrecognized deductible temporary differences	1,640,000	(2,277,000)	3,594,000
Income tax expense	-	-	-

b)	Deferred Income Taxes

The significant components of the Company’s deferred tax assets that have not been included on the consolidated statement of financial position are as follows:

	2020	2019	2018
	($)	($)	($)
Non-capital losses carry-forward	10,519,000	9,054,000	17,116,000
Exploration and evaluation assets	1,910,000	1,919,000	1,929,000
Share issuance costs	141,000	200,000	109,000
Debt with accretion	(91,000)	(127,000)	(139,000)
Intangible assets	1,736,000	1,605,000	623,000
Allowable capital losses	4,819,000	4,749,000	82,000
Property and equipment	83,000	77,000	34,000
	19,117,000	17,477,000	19,754,000
Unrecognized deferred tax assets	(19,117,000)	(17,477,000)	(19,754,000)

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2020	Expiry Date Range	2019	Expiry Date Range
	($)		($)
Non-capital losses available for future periods - US	19,962,000	2036 to indefinite	15,498,000	2036 to indefinite
Non-capital losses available for future periods - Canada	23,094,000	2026 to 2040	21,005,000	2026 to 2039
Allowable capital losses	17,847,000	No expiry date	17,588,000	No expiry date
Property and equipment	354,000	No expiry date	327,000	No expiry date
Intangible asset	8,267,000	No expiry date	7,642,000	No expiry date
Exploration and evaluation assets	7,075,000	No expiry date	7,108,000	No expiry date
Share issuance costs	521,000	2040 to 2044	740,000	2040 to 2043

Tax attributes are subject to review, and potential adjustment, by tax authorities.